Seasonality of revenue (Details) - Adidas £ in Millions	Dec. 31, 2024 GBP (£)	Jul. 21, 2023 GBP (£)	Aug. 01, 2015 GBP (£) item
Estimates and judgments
Term of extension of agreement (in years)		10 years
Minimum guarantee payable		£ 1,650.0	£ 750.0
Additional minimum guarantee payable		900.0
Maximum increase in guarantee payable per year		4.4
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas | item			2
Maximum possible percentage of reduction in guarantee in second or other consecutive year of non-participation			30.00%
Amount of deduction for each year of non-participation in UEFA Champions League		£ 10.0
Impact of changing estimated deduction by one year on revenue recognized in any one financial year	£ 0.8